Quarterly Data (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Data (Unaudited) [Abstract]
Quarterly Data (Unaudited)
Quarterly Data (Unaudited)

	2015 Quarters ended
	December 31(1)	September 30	June 30	March 31
	(In thousands, except per share data)
Revenue	$83,801	$71,393	$60,551	$48,148
Gross profit	$41,993	$31,570	$30,515	$29,193
Net loss from continuing operations, net of taxes	$(15,909)	$(17,985)	$(17,267)	$(10,442)
Income (loss) from discontinued operations, net of taxes	$(11,418)	$(942)	$1,835	$(1,392)
Net loss	$(27,327)	$(18,927)	$(15,432)	$(11,834)
Net loss per share from continuing operations	$(0.28)	$(0.31)	$(0.30)	$(0.18)
Net loss per share from discontinued operations	$(0.20)	$(0.02)	$0.03	$(0.03)

(1)	Included in loss from discontinued operations for the fourth quarter of 2015 was a charge of $9.1 million related to the impairment of the Neighborhood Diabetes asset group.

	2014 Quarters ended
	December 31	September 30	June 30(2)	March 31
	(In thousands, except per share data)
Revenue	$58,364	$60,027	$57,577	$55,353
Gross profit	$33,118	$33,743	$31,831	$28,434
Net loss from continuing operations, net of taxes	$(4,591)	$(10,568)	$(27,798)	$(4,983)
Loss from discontinued operations, net of taxes	$(809)	$(277)	$(1,313)	$(1,161)
Net loss	$(5,400)	$(10,845)	$(29,111)	$(6,144)
Net loss per share from continuing operations	$(0.08)	$(0.19)	$(0.50)	$(0.09)
Net loss per share from discontinued operations	$(0.01)	$—	$(0.03)	$(0.02)

(2)	Included in net loss for the second and third quarters of 2014 was a charge of $18.9 million and $4.3 million, respectively, related to the loss from extinguishment of long-term debt.